Leases - Operating lease cost and others (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Components of operating lease cost
Operating lease cost	¥ 6,812	¥ 5,600
Variable lease cost	47	79
Total operating lease cost	6,859	5,679
Cash payments for operating leases	4,408	3,666
Operating lease assets obtained in exchange for operating lease liabilities	¥ 6,974	¥ 6,001
Weighted average remaining lease term (in years)	9 years 10 months 24 days	10 years 9 months 18 days
Weighted average discount rate (as a percent)	5.40%	5.50%